Fair Value Measurements (Details Narrative) $ in Thousands	Sep. 30, 2015 USD ($)
Fair Value Disclosures [Abstract]
Assets measured at fair value on a recurring basis	$ 0
Liabilities measured at fair value on a recurring basis	0
Assets measured at fair value on a non-recurring basis	0
Liabilities measured at fair value on a non-recurring basis	$ 0